Fair Value Measurements and Credit Concentration (Net Asset and Liability Measured on Recurring Basis Level 3 Unobservable Inputs Reconciliation Rollforward) (Detail) - Level 3 - USD ($) $ in Millions		9 Months Ended			12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Total
Balance at beginning of period		$ 119		$ 40	$ 40	$ 35
Total realized/unrealized gains (losses) included in earnings		(148)		(147)	(32)	(5)
Included in OCI	[1]				1
Purchases		(39)	[2]	(6)	(6)
Sales		63		61	58	(2)
Settlements		(6)		82	50	(3)
Transfers into Level 3		10			7	13
Transfers out of Level 3		12			1	2
Balance at end of period		11		30	119	40
Auction Rate Securities
Reconciliation of Auction Rate Securities
Balance at beginning of period		8		16	16	13
Included in OCI	[1]				1
Transfers into Level 3						3
Sales		(2)		(6)	(9)
Balance at end of period		6		10	8	16
Energy Commodities, net
Reconciliation of Energy Commodities, net
Balance at beginning of period		111		24	24	22
Total realized/unrealized gains (losses) included in earnings		(148)		(147)	(32)	(5)
Purchases		(39)	[2]	(6)	(6)
Sales		65		67	67	(2)
Settlements		(6)		82	50	(3)
Transfers into Level 3		10			7	10
Transfers out of Level 3		12			1	2
Balance at end of period		$ 5		$ 20	$ 111	$ 24

[1]	"Energy Commodities, net" are included in "Qualifying derivatives" and "Auction Rate Securities" are included in "Available-for-sale securities" on the Statements of Comprehensive Income.
[2]	Positions acquired through the acquisition of RJS Power.